SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative liabilities from:
Balance	$ 696,648	$ 496,827
New Issuance	467,934	607,826	[1]
Conversions	(36,033)	(256,472)
Changes in Fair Value	(350,393)	(151,533)
Balance	778,156	696,648
Conversion Features - Embedded Derivatives [Member]
Derivative liabilities from:
Balance	156,761	82,237
New Issuance	238,595	336,657	[1]
Conversions	(36,033)	(217,295)
Changes in Fair Value	(50,270)	(44,838)
Balance	309,053	156,761
Conversion Features - Tainted Equity [Member]
Derivative liabilities from:
Balance	391,686	208,971
New Issuance	229,339	248,553	[1]
Conversions	0	(39,177)
Changes in Fair Value	(254,250)	(26,661)
Balance	366,775	391,686
Warrants - Tainted Equity [Member]
Derivative liabilities from:
Balance	148,201	205,619
New Issuance	0	22,616	[1]
Conversions	0	0
Changes in Fair Value	(45,873)	(80,034)
Balance	$ 102,328	$ 148,201

[1]	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.